Consolidated Statements of changes in equity (Statement) - EUR (€) € in Millions	Total	Issued capital [member]	Share premium [member]	Treasury shares [member]	Other equity securities [member]	Measurement Adjustment [Member]	Reserves [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2022	€ 6,473	€ 145	€ 0	€ (26)	€ 508	€ (777)	€ 4,383	€ 4,233	€ 2,240
Merger impact	0	(138)	4,426	0	0	0	(4,288)	0	0
Profit (loss)	511	0	0	0	0	0	341	341	170
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	(119)	0	0	0	0	(80)	0	(80)	(39)
Total other comprehensive income reclassified to profit or loss, net of tax	8	0	0	0	0	8	0	8	0
Comprehensive income	400	0	0	0	0	(72)	341	269	131
Scrip dividend	(136)	0	(58)	0	0	0	(78)	(136)	0
Dividends recognised as distributions to non-controlling interests	(379)	0	0	0	0	0	0	0	(379)
Increase (decrease) in treasury share repurchase in equity	(114)	0	(52)	(52)	0	0	(10)	(114)	0
Shareholder remuneration	(629)	0	(110)	(52)	0	0	(88)	(250)	(379)
Increase (decrease) through change in equity of subsidiaries, equity	117	0	0	0	0	0	0	0	117
Increase (decrease) through share-based payment transactions, equity	12	0	0	0	0	0	12	12	0
Other treasury repurchase in equity instruments	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	17	0	0	0	0	0	15	15	2
Other equity transactions	146	0	0	0	0	0	27	27	119
Perpetual subordinated bonds	(513)	0	0	0	(508)	0	(5)	(513)	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	2	0	0	0	0	0	0	0	2
Equity at end of period at Dec. 31, 2023	5,879	7	4,316	(78)	0	(849)	370	3,766	2,113
Merger impact	0	0	0	0	0	0	0	0	0
Profit (loss)	3,490	0	0	0	0	0	3,239	3,239	251
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	268	0	0	0	0	158	0	158	110
Total other comprehensive income reclassified to profit or loss, net of tax	(15)	0	0	0	0	(15)	0	(15)	0
Comprehensive income	3,743	0	0	0	0	143	3,239	3,382	361
Scrip dividend	(130)	0	0	0	0	0	(130)	(130)	0
Dividends recognised as distributions to non-controlling interests	(446)	0	0	0	0	0	0	0	(446)
Increase (decrease) in treasury share repurchase in equity	(701)	0	0	0	0	0	(701)	(701)	0
Shareholder remuneration	(1,277)	0	0	0	0	0	(831)	(831)	(446)
Increase (decrease) through change in equity of subsidiaries, equity	22	0	0	0	0	0	0	0	22
Increase (decrease) through share-based payment transactions, equity	13	0	0	0	0	0	13	13	0
Other treasury repurchase in equity instruments	(272)	0	0	0	0	0	(272)	(272)	0
Increase (decrease) through other changes, equity	12	0	0	0	0	0	17	17	(5)
Other equity transactions	(225)	0	0	0	0	0	(242)	(242)	17
Perpetual subordinated bonds	0	0	0	0	0	0	0	0	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	0	0	0	0	0	0	0	0	0
Equity at end of period at Dec. 31, 2024	8,120	7	4,316	(78)	0	(706)		6,075	2,045
Merger impact	0	0	0	0	0	0	0	0	0
Profit (loss)	1,150	0	0	0	0	0	888	888	262
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	(702)	0	0	0	0	(509)	0	(509)	(193)
Total other comprehensive income reclassified to profit or loss, net of tax	93	0	0	0	0	93	0	93	0
Comprehensive income	541	0	0	0	0	(416)	888	472	69
Scrip dividend	(156)	0	0	0	0	0	(156)	(156)	0
Dividends recognised as distributions to non-controlling interests	(368)	0	0	0	0	0	0	0	(368)
Increase (decrease) in treasury share repurchase in equity	(501)	0	0	0	0	0	(501)	(501)	0
Shareholder remuneration	(1,025)	0	0	0	0	0	(657)	(657)	(368)
Increase (decrease) through change in equity of subsidiaries, equity	6	0	0	0	0	0	0	0	6
Increase (decrease) through share-based payment transactions, equity	15	0	0	0	0	0	15	15	0
Other treasury repurchase in equity instruments	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	8	0	0	0	0	0	3	3	5
Other equity transactions	29	0	0	0	0	0	18	18	11
Perpetual subordinated bonds	0	0	0	0	0	0	0	0	0
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	0	0	€ 0	0	0	0	0	0	0
Equity at end of period at Dec. 31, 2025	€ 7,665	€ 7		€ (78)	€ 0	€ (1,122)	€ 2,785	€ 5,908	€ 1,757